Investment Securities	12 Months Ended
Dec. 31, 2014
Investment Securities [Abstract]
Investment Securities
(3)	Investment Securities

Investment securities as of December 31, 2014 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$278,419,055	$155,902	$(7,511,288)	$271,063,669
State, County and Municipal	3,516,400	27,181	(12,664)	3,530,917

	$281,935,455	$183,083	$(7,523,952)	$274,594,586

Securities Held to Maturity
State, County and Municipal	$29,796	$127	$-	$29,923

The amortized cost and fair value of investment securities as of December 31, 2014, by contractual maturity, are shown hereafter.  Expected maturities may differ from contractual maturities for certain investments because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in One Year or Less	$715,764	$717,138	$29,796	$29,923
Due After One Year Through Five Years	718,836	730,598	-	-
Due After Five Years Through Ten Years	1,158,938	1,157,251	-	-
Due After Ten Years	922,862	925,930	-	-

	3,516,400	3,530,917	29,796	29,923

Mortgage-Backed Securities	278,419,055	271,063,669	-	-

	$281,935,455	$274,594,586	$29,796	$29,923

Investment securities as of December 31, 2013 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$273,029,073	$118,843	$(13,799,858)	$259,348,058
State, County and Municipal	3,978,857	14,963	(83,988)	3,909,832

	$277,007,930	$133,806	$(13,883,846)	$263,257,890

Securities Held to Maturity
State, County and Municipal	$37,062	$247	$-	$37,309

Proceeds from sales of investments available for sale were $13,620,956 in 2014, $72,672,795 in 2013 and $227,690,806 in 2012.  Gross realized gains totaled $67,601 in 2014, $442,124 in 2013 and $3,084,666 in 2012.  Gross realized gains of $1,800 in 2014 was due to a gain on a call for a held to maturity investment.  Gross realized losses totaled $45,666 in 2014, $805,928 in 2013 and $247,202 in 2012.

Investment securities having a carrying value totaling $135,531,563 and $112,912,815 as of December 31, 2014 and 2013, respectively, were pledged to secure public deposits and for other purposes.

Information pertaining to securities with gross unrealized losses at December 31, 2014 and 2013 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2014
U.S. Government Agencies
Mortgage-Backed	$66,609,319	$(396,896)	$183,645,552	$(7,114,392)	$250,254,871	$(7,511,288)
State, County and Municipal	-	-	1,379,547	(12,664)	1,379,547	(12,664)

	$66,609,319	$(396,896)	$185,025,099	$(7,127,056)	$251,634,418	$(7,523,952)

December 31, 2013
U.S. Government Agencies
Mortgage-Backed	$190,063,827	$(9,440,663)	$63,193,601	$(4,359,195)	$253,257,428	$(13,799,858)
State, County and Municipal	1,647,043	(83,988)	-	-	1,647,043	(83,988)

	$191,710,870	$(9,524,651)	$63,193,601	$(4,359,195)	$254,904,471	$(13,883,846)

Management evaluates securities for other than temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2014, the debt securities with unrealized losses have depreciated 2.90 percent from the Company’s amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations.  In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer’s financial condition.  The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased.  As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other than temporary.  However, the Company did own one asset-backed security at December 31, 2014 which was completely written off during prior years.  This investment is comprised of one issuance of a trust preferred security and has a book value of $0.  Management evaluates this investment on a quarterly basis utilizing a third-party valuation model.  The results of this model revealed other-than-temporary impairment and as a result, $366,623 and $59,568 were written off during the years ended December 31, 2013 and 2012, respectively.